Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 6,117	$ 5,190
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,887	2,052
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,229	3,135
Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1	3
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	891	647
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	467	409
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,759	4,134
Allowance on impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	974	653
Allowance on impaired loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	663	461
Allowance on impaired loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	311	192
Allowance on impaired loans [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12	10
Allowance on impaired loans [member] | Consumer installment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	160	168
Allowance on impaired loans [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	802	475
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,091	5,843
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,550	2,513
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,540	3,327
Gross carrying amount [member] | Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1	3
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	903	657
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	627	577
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 5,561	$ 4,609